TOUCHSTONE STRATEGIC TRUST | Touchstone Large Cap Fund
TOUCHSTONE LARGE CAP FUND
Supplement to the Prospectus, Summary Prospectus and
Statement of Additional Information dated October 30, 2018

Notice of Reduction in Advisory Fee and Expense Limitations

The Board of Trustees of Touchstone Strategic Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, has approved a reduction in the advisory fee and expense limitations of the Touchstone Large Cap Fund (the “Fund”).

Effective June 1, 2019, the Fund will pay its investment advisor, Touchstone Advisors, Inc. (the “Advisor”), an advisory fee at an annualized rate of 0.60% of average daily net assets of the Fund up to $500 million, 0.54% on the next $500 million and 0.50% of average daily net assets of the Fund over $1 billion. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the month. Additionally, effective June 1, 2019, the Advisor has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding expenses as discussed in the Fund’s Prospectus) in order to limit annual Fund operating expenses to 1.03%, 1.78%, 0.78%, and 0.68% of average daily net assets for Class A, Class C, Class Y and Institutional Class shares, respectively. This contractual expense limitation is effective through May 30, 2020. The Fund’s previous contractual expense limitations were 1.12%, 1.87%, 0.87% and 0.77% for Classes A, C, Y and Institutional Class shares, respectively.

Accordingly, similar disclosure in the sections entitled “The Fund’s Fees and Expenses” and the expense “Example”, reflected in the summary section of Fund’s prospectus are replaced with the following:

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 80 and 87, respectively, and in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Large Cap Fund - USD ($)	Class A	Class C	Class Y	Institutional
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.00%	none	none	none
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ (15.00)	$ (15.00)	$ (15.00)	$ (15.00)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Large Cap Fund		Class A	Class C	Class Y	Institutional
Management Fees (as a percentage of Assets)		0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.55%	0.42%	0.29%	0.21%
Expenses (as a percentage of Assets)		1.40%	2.02%	0.89%	0.81%
Fee Waiver or Reimbursement	[1]	(0.37%)	(0.24%)	(0.11%)	(0.13%)
Net Expenses (as a percentage of Assets)	[1]	1.03%	1.78%	0.78%	0.68%
[1]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.03%, 1.78%, 0.78%, and 0.68% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through May 30, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Large Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	600	886	1,194	2,065
Class C	281	610	1,066	2,329
Class Y	80	273	482	1,086
Institutional	69	246	437	990

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE STRATEGIC TRUST | Touchstone Large Cap Fund | Class C | USD ($)	181	610	1,066	2,329

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.